Investment Objectives and Goals	Mar. 13, 2026
Arimathea Catholic Bond Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Arimathea Catholic Bond Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Arimathea Catholic Bond Index ETF (the “Fund”) seeks to track the Arimathea Catholic Bond Index ETF (“Index”) composed of fixed-income securities.
FIS Bright Portfolios Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Bright Portfolios Core Bond Fund ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FIS Bright Portfolios Core Bond Fund ETF (the “Fund”) seeks income generation and capital preservation.
FIS Faith Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Faith Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Faith Income ETF (the “Fund”) seeks to provide current income,
Objective, Secondary [Text Block]	with long-term capital preservation as a secondary objective.
FIS Tactical Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Tactical Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Tactical Equity ETF (the “Fund”) seeks long-term growth of capital during up markets and protection of capital during market drawdowns.